Schedule of Rollforward of Valuation Allowance on Impaired Mortgage Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 1,832		$ 637
Net (decrease) increase in valuation allowance	(1,110)	1,832	(637)
Charge offs	(722)
Ending balance		$ 1,832